Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 22, 2012
Equity Index Portfolio (Prospectus Summary): | Equity Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Equity Index Portfolio
Supplement Text	ck0000892538_SupplementTextBlock

SUNAMERICA SERIES TRUST

Supplement to the Statutory Prospectus dated April 30, 2012

The following change is effective immediately:

Equity Index Portfolio (the “Portfolio”) . The Board of Trustees of the Trust approved the following changes to the Portfolio at a meeting held on June 5, 2012. In the Portfolio Summary, in the Principal Investment Strategies of the Portfolio section, the fourth paragraph is deleted in its entirety and replaced with the following:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

“The Portfolio also may invest up to 10% of its total assets in derivatives such as stock index futures contracts, options on stock indices and options on stock index futures but may exceed the 10% threshold for the limited purpose of managing cash flows. The Portfolio makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Portfolio assets devoted to replicating the composition of the Index and to reduce transaction costs.”